Stock options and other stock-based plans:	9 Months Ended
Dec. 31, 2011
Stock options and other stock-based plans:
Stock options and other stock-based plans:
18.	Stock options and other stock-based plans:

At the Company’s 2010 annual general meeting, the Company’s shareholders ratified and approved the Westport Omnibus Plan and reserved 2,226,645 common shares under this plan. Under the Westport Omnibus plan, stock options, restricted share units (“RSUs”) and performance share units (“PSUs”) may be granted and are exercisable into common shares of the Company for no additional consideration. Any employee, contractor, director or executive officer of the Company is eligible to participate in the Westport Omnibus Plan.

The Executive and Senior Management Compensation Program sets out provisions where the RSUs and PSUs (together the “Units”) will be granted to the Company’s executive management if performance milestones are achieved as determined at the discretion of the Human Resources and Compensation Committee of the Company’s Board of Directors. These performance milestones are focused on achievement of key cash management, profitability and revenue growth objectives. Vesting periods and conditions for each Unit granted pursuant to the Westport Omnibus Plan are at the discretion of the Board of Directors and may include time based, share price or other performance targets.

(a)	Stock options:

The Company grants incentive stock options to employees, directors, officers and consultants. Stock options are granted with an exercise price of not less than the market price of the Company’s common shares on the date immediately prior to the date of grant. The exercise period of the options may not exceed eight years from the date of grant. Vesting periods of the options are at the discretion of the Board of Directors and may be based on fixed terms, achieving performance milestones or reaching specified share price targets.

A summary of the status of the Company’s stock option plan as of December 31, 2011, March 31, 2011 and 2010 and changes during the periods then ended are presented as follows:

	December 31, 2011		March 31, 2011		March 31, 2010
	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)
Outstanding, beginning of period	562,014	$8.46	1,051,589	$8.13	1,136,163	$7.32
Granted	—	—	—	—	406,262	10.79
Exercised	(225,845)	7.87	(472,414)	7.19	(389,580)	6.53
Cancelled/expired	(8,142)	4.84	(17,161)	23.24	(101,256)	15.87

Outstanding, end of period	328,027	$8.96	562,014	$8.46	1,051,589	$8.13

Options exercisable, end of period	311,360	$8.55	455,206	$7.75	550,471	$8.44

Stock options are available for issuance under the Westport Omnibus Plan and were previously granted under the Company’s Stock Option Plan. During the nine month period ended December 31, 2011, the Company recognized $352 (years ended March 31, 2011 – $547; March 31, 2010 – $1,363) in stock-based compensation related to stock options. No stock options were granted during the nine month period ended December 31, 2011 or the year ended March 31, 2011. The fair value of the options granted during the year ended March 31, 2010 was determined using the Black-Scholes option pricing formula simulation with the following weighted average assumptions: expected dividend yield – nil%, expected stock price volatility – 78.7%, risk free interest rate – 1.60%; expected life of options – 3.3 years. The weighted average grant date fair value was $5.60 for options granted for the fiscal year ended March 31, 2010.

As at December 31, 2011, $87 of compensation cost related to stock option awards has yet to be recognized in the results from operations and will be recognized over a weighted average period of 2.48 years.

Range of exercise prices (CDN $)	Number outstanding, December 31, 2011	Weighted average remaining contractual life	Weighted average exercise price (CDN $)	Number exercisable, December 31, 2011	Weighted average exercise price (CDN $)
$ 3.22 to $ 3.47	8,360	2.5	$3.33	8,360	$3.33
4.24 to 4.87	37,955	2.3	4.48	37,955	4.48
5.29 to 5.99	87,487	1.4	5.29	87,487	5.29
6.13 to 9.10	33,399	2.1	8.88	33,399	8.88
10.33 to 11.11	118,686	3.0	11.07	118,686	11.07
14.90 to 16.50	42,140	3.8	15.85	25,473	15.42

$ 3.22 to $16.50	328,027	2.48	$8.96	311,360	$8.55

(b)	Employee share purchase plan:

The Company has an employee share purchase plan (“ESPP”) in which full-time employees of the Company are eligible to participate. Eligible employees may make contributions to the ESPP of up to 10% of their regular base pay. The Company contributes up to a maximum combined total of 5% of the employee’s regular base pay to the employee’s RRSP and/or ESPP. Shares contributed to the ESPP are purchased by the Company on a semi-monthly basis in the open market. Shares purchased on behalf of the employee with the employee’s contribution vest with the employee immediately. Shares purchased with the Company’s contribution vest on December 31st of each year, so long as the employee is still employed with the Company. The ESPP was cancelled on March 31, 2011.

(c)	Share units:

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments. As Units are exercised and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the nine months ended December 31, 2011, the Company recognized $5,827 (years ended March 31, 2011 – $4,376; March 31, 2010 – $3,167) of stock-based compensation associated with the Westport Omnibus Plan and the former Amended and Restated Unit Plan.

The fair value of all other Units was determined based on the market price of the underlying shares on the date of grant. Compensation expense, net of estimated forfeitures, is recognized in results from operations over the vesting period.

A continuity of the Units issued under the Westport Omnibus Plan and the former Amended and Restated Unit Plan as of December 31, 2011, March 31, 2011 and March 31, 2010 are as follows:

	December 31, 2011		March 31, 2011		March 31, 2010
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of period	1,377,237	$12.19	1,194,913	$8.56	1,729,970	$7.55
Granted	269,292	35.70	424,149	$22.78	105,084	$9.10
Exercised	(391,612)	9.61	(241,825)	$12.81	(601,855)	$5.65
Cancelled/expired	(4,000)	18.61	—	—	(38,286)	$10.91

Outstanding, end of period	1,250,917	18.04	1,377,237	$12.19	1,194,913	$8.56

Units outstanding and exercisable, end of period	276,931	7.97	541,534	$6.91	182,495	$10.79

	December 31, 2011		March 31, 2011		March 31, 2010
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)
Unvested, beginning of period	835,703	$15.62	1,012,418	$8.16	1,132,410	$8.61
Granted	269,292	$35.70	424,149	$22.78	105,084	$9.10
Vested	(127,009)	$17.55	(548,733)	$7.58	(186,790)	$10.89
Cancelled/expired	(4,000)	$18.61	(52,131)	$13.64	(38,286)	$10.91

Unvested, end of period	973,986	$20.90	835,703	$15.62	1,012,418	$8.16

As at December 31, 2011, $14,114 of compensation cost related to Units awards has yet to be recognized in results from operations and will be recognized over a weighted average period of 3.34 years.

Of the Units granted during the nine months ended December 31, 2011, 145,794 Units were subject to market and service conditions. The fair value of these Units was determined using a Monte-Carlo simulation using the following weighted average assumptions: expected dividend yield – nil%; expected stock price volatility – 59.98%; and risk free interest rate – 1.52%. The valuation model determined the grant date fair value based on assumptions about the likelihood of the Company achieving different payout factors as driven by the market conditions. Payout factors are determined based upon the absolute stock price two years after the grant date and the stock price relative to a Synthetic Clean Tech index of comparative companies two years after the grant date. One-half of these Units vest after two years and the remainder after three years from the date of the grant. The impact of market conditions, if any, on compensation expense for these units is determined at the time of the grant with no adjustment to the compensation expense for the actual results of the market condition.

The fair value of all other Units was determined based on the market price of the underlying shares on the date of grant. Compensation expense, net of estimated forfeitures, is recognized in results from operations over the vesting period.

The aggregate intrinsic value of the Company’s stock option awards and share units at December 31, 2011 are as follows:

	December 31, 2011 CDN$	March 31, 2011 CDN$
Stock options:
Outstanding	$8,138	$7,187
Exercisable	7,851	6,143
Exercised	5,849	6,644
Share units:
Outstanding	$42,234	$29,266
Exercisable	9,352	11,508
Exercised	7,688	2,801

Stock-based compensation associated with the Unit plans and the stock option plan is included in operating expenses as follows:

	Nine months ended December 31, 2011	Year ended March 31, 2011	Year ended March 31, 2010
Research and development	$825	$627	$598
General and administrative	3,302	2,958	3,217
Sales and marketing	2,052	1,338	715

	$6,179	$4,923	$4,530